Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.4%		Shares	Value
Austria - 3.5%
Erste Group Bank AG		204,461	$20,099,095
Vienna Insurance Group AG Wiener Versicherung Gruppe		116,366	6,412,657
			26,511,752

Belgium - 4.5%
Azelis Group NV		196,817	2,678,405
KBC Group NV		156,586	18,765,155
UCB SA		44,657	12,465,366
			33,908,926

Czech Republic - 0.7%
Komercni Banka AS		102,323	5,135,251

Denmark - 3.2%
Pandora AS		89,095	11,648,942
Royal Unibrew AS		157,881	12,059,050
			23,707,992

Finland - 1.7%
Sampo Oyj		901,760	10,367,521
Wartsila OYJ Abp		86,101	2,582,580
			12,950,101

France - 12.5%
Danone SA		136,495	11,893,290
Dassault Aviation SA		17,335	5,839,712
Elis SA		640,067	18,475,116
Legrand SA		13,991	2,324,766
Publicis Groupe SA		196,008	18,862,551
SPIE SA		238,575	12,897,785
Technip Energies NV		382,098	18,032,660
Thales SA		16,698	5,278,492
			93,604,372

Germany - 13.0%
AlzChem Group AG		12,245	2,167,000
Beiersdorf AG		25,890	2,709,035
Bilfinger SE		67,927	7,503,020
Brenntag SE		267,260	16,014,965
Hannover Rueck SE		12,130	3,660,345
Heidelberg Materials AG		56,563	12,785,862
IONOS Group SE (a)		211,956	9,919,331
RENK Group AG		69,385	7,182,953
Rheinmetall AG		8,228	19,246,757
United Internet AG		439,386	13,887,104
Vossloh AG		21,889	2,333,175
			97,409,547

Greece - 0.4%
National Bank of Greece SA		177,014	2,577,586

Ireland - 7.4%
AIB Group PLC		3,069,557	27,984,442
Bank of Ireland Group PLC		1,066,386	17,656,544
Permanent TSB Group Holdings PLC (a)		609,226	1,652,260
Ryanair Holdings PLC - ADR		115,715	6,968,357
Ryanair Holdings PLC		26,228	766,448
			55,028,051

Italy - 0.9%
Buzzi SpA		56,255	3,099,937
DiaSorin SpA		43,272	3,844,327
			6,944,264

Netherlands - 1.5%
QIAGEN NV		254,650	11,358,319

Norway - 0.6%
Storebrand ASA		308,837	4,720,222

Portugal - 1.6%
Jeronimo Martins SGPS SA		487,954	11,879,379

Spain - 4.2%
Bankinter SA		1,140,095	18,023,040
Fluidra SA		491,015	13,357,057
			31,380,097

Sweden - 3.7%
Alfa Laval AB		141,313	6,453,095
Assa Abloy AB - Class B		301,882	10,507,874
Hexpol AB		103,698	932,500
NOBA Bank Group AB (a)		358,131	3,575,832
Trelleborg AB - Class B		164,444	6,148,271
			27,617,572

Switzerland - 8.1%
ABB Ltd.		111,401	8,061,347
Baloise Holding AG		44,670	11,055,645
Galderma Group AG		66,586	11,772,425
Holcim AG		131,221	11,196,374
Sulzer AG		50,229	8,562,187
UBS Group AG		249,846	10,272,057
			60,920,035

United Kingdom - 27.5%
Beazley PLC		1,030,556	12,603,666
British American Tobacco PLC		610,119	32,450,576
Bunzl PLC		683,660	21,608,579
Genus PLC		158,883	5,088,107
Haleon PLC		4,844,562	21,801,402
Hill & Smith PLC		113,514	3,139,309
IMI PLC		206,852	6,388,993
Next PLC		51,584	8,599,250
Rotork PLC		1,699,420	7,769,502
RS GROUP PLC		1,529,868	11,726,994
Savills PLC		261,908	3,360,369
Serco Group PLC		3,190,614	10,165,085
Smiths Group PLC		725,811	23,011,941
Spectris PLC		169,554	9,375,203
Unilever PLC		481,283	28,447,976
			205,536,952

United States - 1.4%
Amrize Ltd. (a)		210,988	10,316,433
TOTAL COMMON STOCKS (Cost $534,553,254)			721,506,851

PREFERRED STOCKS - 1.0%		Shares	Value
Germany - 1.0%
FUCHS SE		163,136	7,314,655
TOTAL PREFERRED STOCKS (Cost $7,069,870)			7,314,655

SHORT-TERM INVESTMENTS – 2.4%		Shares	Value
Money Market Funds – 2.4% First American Government Obligations Fund - Class Z, 4.01% (b)		18,065,994	18,065,994
TOTAL SHORT-TERM INVESTMENTS (Cost $18,065,994)			18,065,994

TOTAL INVESTMENTS - 99.8% (Cost $559,689,118)			746,887,500
Other Assets in Excess of Liabilities - 0.2%			1,141,384
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$748,028,884
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory - WMC Strategic European Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,556,818	$705,950,033	$–	$721,506,851
Preferred Stocks	–	7,314,655	–	7,314,655
Money Market Funds	18,065,994	–	–	18,065,994
Total Investments	$33,622,812	$713,264,688	$–	$746,887,500

Refer to the Schedule of Investments for further disaggregation of investment categories.